Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	895,000	988,985
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	920,019	1,087,729
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,176,330	1,397,659
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	1,067,000	1,194,589
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,112,936	1,338,346
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,103,256	1,341,196
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	723,000	812,910
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,074,771	1,280,409
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	932,000	1,028,020
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	989,300	1,186,818
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	503,651	818,623
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	891,400	977,336
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	975,844	1,185,895
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	1,501,500	1,649,721
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	881,522	1,079,474
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	383,727	597,630
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	816,304	973,774
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	812,139	970,288
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	318,047	505,300
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	826,000	980,030
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	839,000	991,359
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	320,866	481,894
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	237,575	517,150
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	725,000	861,878
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	620,000	736,833
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	266,170	414,991
[1]	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	291,242	650,532
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	754,000	849,133
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	872,000	959,852
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	912,000	1,010,430
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	295,000	319,407
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	71,029	152,433
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	188,656	328,246
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	247,258	428,254
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	435,145	583,867
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	331,755	427,467
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	472,735	694,248
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	523,400	674,258
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	275,302	373,214
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	336,100	439,501
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	292,000	386,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	287,000	374,470
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	274,000	292,241
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	249,500	253,344
Total U.S. Government and Agency Obligations (Cost $31,519,628)					34,595,995
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $87,831)	0.081%		878,390	87,839
Total Investments (100.0%) (Cost $31,607,459)					34,683,834
Other Assets and Liabilities—Net (0.0%)					13,492
Net Assets (100%)					34,697,326
Cost is in $000.
1	Securities with a value of $15,997,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	12,731	2,810,070	(1,012)
5-Year U.S. Treasury Note	June 2021	12,712	1,568,641	(4,809)
				(5,821)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(6,199)	(811,682)	6,902
Ultra Long U.S. Treasury Bond	June 2021	(1,584)	(287,050)	4,060
				10,962
				5,141

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	34,595,995	—	34,595,995
Temporary Cash Investments	87,839	—	—	87,839
Total	87,839	34,595,995	—	34,683,834

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,962	—	—	10,962
Liabilities
Futures Contracts[1]	5,821	—	—	5,821
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.